Inventories (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Inventories	Inventories consist of the following:

In thousands	April 30, 2013	October 31, 2012
Raw materials	$6,603	$6,736
Work in-process	631	1,969
Finished goods	359,070	336,041

	$366,304	$344,746

Inventories consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Raw materials	$6,736	$9,130
Work in process	1,969	2,647
Finished goods	336,041	335,980

	$344,746	$347,757